S000004312 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P 500 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.29%	10.49%	10.01%
iShares S&P 500 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.09%	10.30%	9.83%
Performance Inception Date					May 22, 2000
iShares S&P 500 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	9.74%	9.24%
iShares S&P 500 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	8.06%	7.91%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.